S-K 1604, De-SPAC Transaction	May 18, 2026
De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

On November 26, 2025, the board of directors (“FACT Board”) of FACT II Acquisition Corp., a Cayman Islands exempted company (“FACT,” “we,” “us” or “our”), unanimously approved the Business Combination Agreement and Plan of Merger, dated as of November 26, 2025, by and among FACT, FACT II Acquisition LLC, a Cayman Islands limited liability company (“Sponsor HoldCo”), Patriot Merger Subsidiary, Inc., a Florida corporation and wholly-owned subsidiary of FACT (“Merger Sub”), and Precision Aerospace & Defense Group, Inc., a Florida corporation (“PAD”), as amended by Amendment No. 1 thereto dated as of May 17, 2026 (as it may be amended, restated, supplemented, or otherwise modified from time to time, the “Business Combination Agreement”). The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein: (i) FACT will domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law (the “DGCL”) and Part XII of the Companies Act of the Cayman Islands (As Revised) (the “Cayman Companies Act”) (the “Domestication”); (ii) following the Domestication, Merger Sub will merge with and into PAD with PAD surviving the merger as a wholly owned subsidiary of FACT (the “Merger”), in accordance with the Business Combination Agreement and the Florida Business Corporation Act; and (iii) the parties will consummate the other transactions contemplated by the Business Combination Agreement and execute documents related thereto. The Domestication, the Merger, and the other transactions contemplated by the Business Combination Agreement are collectively referred to herein as the “Business Combination,” all as described in more detail in the accompanying proxy statement/prospectus. In connection with the consummation of the Business Combination (the “Closing” and the date of the Closing, the “Closing Date”), FACT will be renamed “Precision Aerospace & Defense Group, Inc.” (“New PAD”). As used herein, “New FACT” refers to FACT after the Domestication and prior to the consummation of the Merger. A copy of the Business Combination Agreement is attached to the accompanying proxy statement/prospectus as Annex A.